Operating Lease - Schedule of Maturities of Operating Lease Liabilities (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	$ 879,972
2024	718,770
2025 and thereafter	84,292
Total undiscounted lease payments	1,683,034
Less: imputed interest	(79,970)
Total operating lease liabilities	$ 1,603,064	$ 668,330